As filed with the Securities and Exchange Commission on October 15, 2014.

Registration Nos. 33-32704

811-05980

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No	☐
Post-Effective Amendment No. 60	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 61	☒

(Check appropriate box or boxes)

PACIFIC SELECT VARIABLE ANNUITY

SEPARATE ACCOUNT

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices)

(949) 219-3943

(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage

Assistant Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on October 20, 2014 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Select Variable Annuity individual flexible premium variable accumulation deferred annuity contracts.

Filing Fee: None

Prospectus

(Included in Registrant’s Form N-4, File No. 33-32704, Accession No. 0001193125-14-142421 filed on April 14, 2014, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 33-32704, Accession No. 0001193125-14-142421 filed on April 14, 2014, and incorporated by reference herein.)

Supplement dated October 20, 2014 to the Prospectus dated May 1, 2014,

for the Pacific Select Variable Annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2014, as supplemented. Please retain it for future reference.

The purpose of this supplement is to modify the annual charge for the CoreIncome Advantage 5 Plus (Single) optional living benefit rider and to provide notification of a portfolio substitution.

Effective November 1, 2014, all references in the Prospectus to the current/annual charge percentage for the following optional living benefit rider will change to the following:

Current/Annual Charge Percentage
CoreIncome Advantage 5 Plus (Single)	1.05%

If you purchased this rider and your Rider Effective Date is before November 1, 2014, the new percentage will not apply unless a Reset occurs as disclosed in your Prospectus. The Maximum Annual Charge Percentage is not changing for the optional rider listed above. Please see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section and the OPTIONAL LIVING BENEFIT RIDERS section in the Prospectus for complete information.

Substitution of the PIMCO Global Multi-Asset Managed Allocation Portfolio (formerly called PIMCO Global Multi-Asset Portfolio)

We filed an application with the Securities and Exchange Commission (“SEC”) requesting an order to approve the substitution of the PIMCO Global Multi-Asset Managed Allocation Portfolio (“PIMCO Global Portfolio”) with the Janus Aspen Series Balanced Portfolio (“Janus Balanced Portfolio”). If the SEC grants the order, we anticipate that the proposed substitution will occur on or about March 6, 2015 (the “Substitution Date”). This is not a substitution of your Variable Annuity Contract. Starting December 1, 2014, we will no longer accept new allocation instructions or new premium for the PIMCO Global Portfolio. If you have Contract Value allocated to the PIMCO Global Portfolio as of the end of the Business Day on November 28, 2014, you may continue to make additional Purchase Payments, transfers, or withdrawals involving the PIMCO Global Portfolio.

For thirty (30) calendar days before the Substitution Date, if you have Contract Value allocated to the Subaccount investing in the PIMCO Global Portfolio (the “PIMCO Subaccount”), you may make a one-time transfer of all or a portion of such Contract Value to any other available Subaccount without the transfer counting toward the 25 transfers permitted each calendar year. All other transfers are subject to limitations as described in the Prospectus for your Contract. You may submit a transfer request to us electronically by signing into your account at www.PacificLife.com, by telephone at (800) 722-4448 or by using any other means described in the Prospectus. Please see ADDITIONAL INFORMATION – Inquiries and Submitting Forms and Requests in the Prospectus for details.

On the Substitution Date, any Contract Value that remains allocated to the PIMCO Subaccount after the close of business will be transferred to the Subaccount corresponding to the Janus Balanced Portfolio (the “Janus Subaccount”). Such transfers will be based on the applicable Subaccount Unit values, and the relative net asset values of the PIMCO Global Portfolio and Janus Balanced Portfolio, as of the close of business on the Substitution Date. We will pay all expenses incurred in connection with the substitution. You will not incur any fees or charges or tax liability because of the substitution and your Contract Value immediately before the substitution will be equal to Contract Value immediately after the substitution. The substitution transactions will not be treated as transfers that count toward the number of free transfers that may be made in a given Contract Year.

After the Substitution Date, the PIMCO Subaccount will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the PIMCO Subaccount will be deemed an instruction for the Janus Subaccount. This includes, but is not limited to, instructions for Purchase Payment allocations, partial withdrawals and transfer instructions (including instructions under any systematic transfer option). During the thirty (30) calendar day period after the Substitution Date (the “free transfer period”), you may make a one-time transfer out of the Janus Subaccount without the transfer counting towards the transfer limitations described in the Prospectus. Except for market timing limitations described in the Prospectus, we will not exercise any rights we reserve under the Contracts to impose additional restrictions on transfers out of the Janus Subaccount during the free transfer period.

Please work with your financial advisor to determine if your existing allocation instructions should be changed before or after the Substitution Date.

Any references to the PIMCO Global Portfolio (or PIMCO Global Multi-Asset Portfolio) are deleted from the Prospectus after the Substitution Date.

Form No.	PSVASUP1014

Part C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A:

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2013 and for each of the periods presented which are incorporated by reference from the 2013 Annual Report include the following for Pacific Select Variable Annuity Separate Account:

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, included in Part B include the following for Pacific Life:

Independent Auditors’ Report

Consolidated Statements of Financial Condition

Consolidated Statements of Operations

Consolidated Statements of Stockholder’s Equity

Consolidated Statements of Cash Flows

Notes to Consolidated Financial Statements

(b)	Exhibits

	1.	(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Accounts and Memorandum establishing Pacific Select Variable Annuity Separate Account; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

	(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001017062-98-000944 filed on April 29, 1998 and incorporated by reference herein.

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors Inc. (PSD); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-11-061492 filed on June 24, 2011, and incorporated by reference herein.

	(b)	Form of Selling Agreement between Pacific Life, PSD and Various Broker-Dealers; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000892569-06-000531 filed on April 18, 2006 and incorporated by reference herein.

4.	(a)	Individual Flexible Premium Variable Accumulation Deferred Annuity Contract, Form 90-53; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

	(b)	Deferred Annuity Contract, Form AP9230-1; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

	(c)	Guaranteed Death Benefit Rider; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000898430- 001024 filed on March 28, 1996 and incorporated by reference herein.

	(d)	Individual Retirement Annuity Rider (Form No. 20-18900); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001017062-02-002148 filed on December 18, 2002 and incorporated by reference herein.

	(e)	Pension Plan Rider; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

	(f)	Required Distributions for Compliance with Section 72(S) Rider; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

	(g)	Endorsement (Preauthorized Withdrawal Feature); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

	(h)	Endorsement (Distribution of In-Kind Securities); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

	(i)	Free Look Sticker ST-43; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

	(j)	Minimum Guaranteed Death Benefit and Terminal Illness Waiver Endorsement E-93-9053; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

	(k)	Changes to Contract Endorsement E1-95-9053; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

	(l)	Required Distributions for Compliance with Section 72(S) of the Internal Revenue Code of 1986, amended (the Code) Rider R72S-9553; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

	(m)	(1) 403(b) Tax Sheltered Annuity Rider; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001017062-02-000772 filed on April 30, 2002 and incorporated by reference herein.

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-1156); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000892569-08-001549, filed on December 4, 2008, and incorporated by reference herein.

	(n)	Section 457 Plan Rider R-95-457; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000898430- 001024 filed on March 28, 1996 and incorporated by reference herein.

	(o)	Qualified Plan Loan Endorsement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000898430- 001024 filed on March 28, 1996 and incorporated by reference herein.

	(p)	Roth Individual Retirement Annuity Rider (Form No. 20-19000); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001017062-02-002148 filed on December 18, 2002 and incorporated by reference herein.

	(q)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100); Included in Registrant’s Form N-4, File No. 033- 32704, Accession No. 0001017062-02-002148 filed on December 18, 2002 and incorporated by reference herein.

	(r)	Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200); Included in Registrant’s Form N-4, File No. 033- 32704, Accession No. 0000898430-01-503114 filed on October 25, 2001 and incorporated by reference herein.

	(s)	Guaranteed Protection Advantage 5 Rider (Form No. 20-19500); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001017062-03-000463 filed on March 18, 2003 and incorporated by reference herein.

	(t)	Qualified Retirement Plan Rider; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001017062-02- 000772 filed on April 30, 2002 and incorporated by reference herein.

	(u)	(1) Income Access Rider (Form No. 20-19808); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001017062-03-000463 filed on March 18, 2003 and incorporated by reference herein.

(2) Income Access Rider (Form No. 20-1104); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001193125-04-031264 filed on February 27, 2004 and incorporated by reference herein.

(3) Income Access Endorsement (Form No. 15-1122); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000892569-05-000442 filed on June 15, 2005 and incorporated by reference herein.

(4) Excess Withdrawal Endorsement (Form No. 15-1152C); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

	(v)	Guaranteed Income Advantage (GIA) Rider (Form No. 20-15100); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001017062-03-001019 filed on April 30, 2003 and incorporated by reference herein.

	(w)	Guaranteed Income Advantage II Rider (Form No. 20-1109); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001193125-04-031264 filed on February 27, 2004 and incorporated by reference herein.

	(x)	Guaranteed Income Advantage 5 Rider (Form No. 20-1102); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001193125-04-031264 filed on February 27, 2004 and incorporated by reference herein.

	(y)	Guaranteed Income Annuity Rider (Form No. 20-1118); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000892569-04-000886 filed on October 15, 2004 and incorporated by reference herein.

	(z)	(1) Guaranteed Withdrawal Benefit Rider (Form No. 20-1119); also known as Income Access Plus Rider; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000892569-04-000886 filed on October 15, 2004 and incorporated by reference herein.

(2) Guaranteed Withdrawal Benefit Endorsement (Form No. 15-1123); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000892569-05-000442 filed on June 15, 2005 and incorporated by reference herein.

(3) Excess Withdrawal Endorsement (Form No. 15-1152E); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000892569-08-001265, filed on September 11, 2008, and incorporated by reference herein.

	(aa)	(1) Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-1120); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000892569-05-000568 filed on August 2, 2005 and incorporated by reference herein.

(2) Excess Withdrawal Endorsement (Form No. 15-1152A); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000892569-08-001265, filed on September 11, 2008, and incorporated by reference herein.

	(bb)	(1) 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1131); Included in Registrant’s Form N-4, File No. 033-60833, as Exhibit 4(v), Accession No. 0000892569-06-001252, filed on October 19, 2006 and incorporated by reference herein.

(2) Excess Withdrawal Endorsement (Form No. 15-1152); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

	(cc)	Guaranteed Protection Advantage 3 Rider (Form No. 20-1145); Included in Registrant’s Form N-4, File No. 333-141135, Accession No. 0000892569-07-001521, filed on December 12, 2007, and incorporated by reference herein.

	(dd)	(1) Guaranteed Withdrawal Benefit II Rider (Form No. 20-1146); Included in Registrant’s Form N-4, File No. 333-141135, Accession No. 0000892569-07-001521, filed on December 12, 2007, and incorporated by reference herein.

(2) Excess Withdrawal Endorsement (Form No. 15-1152); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

	(ee)	Guaranteed Withdrawal Benefit III Rider (Form No. 20-1153); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

	(ff)	Guaranteed Withdrawal Benefit Rider (Form No. 20-1154); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

	(gg)	Core Withdrawal Benefit Rider (Form No. 20-1162); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-09-000061, filed on February 9, 2009, and incorporated by reference herein.

	(hh)	Guaranteed Withdrawal Benefit IV Rider (Form No. 20-1176); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000950123-09-050719, filed on October 16, 2009, and incorporated by reference herein.

	(ii)	Core Withdrawal Benefit II Rider (Form No. 20-1178); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-10-035864, filed on April 19, 2010, and incorporated by reference herein.

	(jj)	Guaranteed Withdrawal Benefit V Rider — Single Life (Form No. ICC 10:20-1194); Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-10-115911 filed on December 23, 2010, and incorporated by reference herein.

	(kk)	Guaranteed Withdrawal Benefit VII Rider — Single Life (Form No. ICC 11:20-1204); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-11-036768 filed on April 19, 2011, and incorporated by reference herein.

	(ll)	Guaranteed Withdrawal Benefit XII Rider — Single Life (Form No. ICC12:20-1256); Included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0000950123-12-013639 filed on December 7, 2012 and incorporated by reference herein.

	(mm)	Guaranteed Withdrawal Benefit XII Rider — Joint Life (Form No. ICC12:20-1257); Included in Registration Statement on Form N-4, File No. 333-185326, Accession No. 0000950123-12-013639 filed on December 7, 2012 and incorporated by reference herein.

	(nn)	Guaranteed Withdrawal Benefit X Rider — Single Life (Form No. ICC12:20-1258); Included in Registration Statement on Form N-4, File No. 333-53040, Accession No. 0000950123-13-002336 filed on April 18, 2013 and incorporated by reference herein.

	(oo)	Guaranteed Withdrawal Benefit X Rider — Joint Life (Form No. ICC12:20-1259); Included in Registration Statement on Form N-4, File No. 333-53040, Accession No. 0000950123-13-002336 filed on April 18, 2013 and incorporated by reference herein.

	(pp)	Guaranteed Withdrawal Benefit XIII Rider (Form No. ICC12:20-1263); Included in Registration Statement on Form N- 4, File No. 333-185326, Accession No. 0000950123-12-013639 filed on December 7, 2012 and incorporated by reference herein.

	(qq)	Guaranteed Minimum Accumulation Benefit Rider (Form No. ICC12:20-1254); Included in Registration Statement on Form N- 4, File No. 333-185326, Accession No. 0000950123-12-013639 filed on December 7, 2012 and incorporated by reference herein.

5.	(a)	Application Form for Individual Flexible Premium Variable; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001017062-98-000944 filed on April 29, 1998 and incorporated by reference herein.

	(b)	Guaranteed Protection Advantage Rider Request (Form No. 55-16600); Included in Registrant’s Form N-4, File No. 033- 32704, Accession No. 0000898430-01-503114 filed on October 25, 2001 and incorporated by reference herein.

	(c)	Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001017062-03-000463 filed on March 18, 2003 and incorporated by reference herein.

	(d)	Income Access Rider Request (Form No. 2315-3A); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001017062-03-000463 filed on March 18, 2003 and incorporated by reference herein.

	(e)	Guaranteed Income Advantage (GIA) Rider Request (Form No. 1209-1A); Included in Registrant’s Form N-4, File No. 033- 32704, Accession No. 0001017062-03-001019 filed on April 30, 2003 and incorporated by reference herein.

6.	(a)	Pacific Life’s Articles of Incorporation; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001017062-98-000944 filed on April 29, 1998 and incorporated by reference herein.

	(b)	By-laws of Pacific Life; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001017062-98-000944 filed on April 29, 1998 and incorporated by reference herein.

	(c)	Pacific Life’s Restated Articles of Incorporation; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000892569-06-000531 filed on April 18, 2006 and incorporated by reference herein.

	(d)	By-laws of Pacific Life As Amended September 1, 2005; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000892569-06-000531 filed on April 18, 2006 and incorporated by reference herein.

7.	Form of Reinsurance Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000892569-08-000655, filed on April 24, 2008, and incorporated by reference herein.

8.	(a)	Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001017062-01-500102 filed on April 26, 2001 and incorporated by reference herein.

	(b)	Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company; Included in Registrant’s Form N-4, File No. 333-93059, Accession No. 0000892569-05-000253 filed on April 19, 2005 and incorporated by reference herein.

	(c)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

	(d)	Form of BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement; Included in Registrant’s Form N-4, File No. 333- 136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

		(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 33-32704, Accession No. 0001193125-13-399448 filed on October 15, 2013, and incorporated by reference herein.

		(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 33-32704, Accession No. 0001193125-13-399448 filed on October 15, 2013, and incorporated by reference herein.

		(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-10-035864, filed on April 19, 2010, and incorporated by reference herein.

		(4)	Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 33-32704, Accession No. 0001193125-13-399448 filed on October 15, 2013, and incorporated by reference herein.

		(5)	Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

	(e)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

		(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-10-035864, filed on April 19, 2010, and incorporated by reference herein.

		(2)	Addendum to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-11-036768 filed on April 19, 2011, and incorporated by reference herein.

		(3)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 33-32704, Accession No. 0001193125-14-142421 filed on April 14, 2014, and incorporated by reference herein.

		(4)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

	(f)	Form of AllianceBernstein Investments, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

	(g)	Form of BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333- 136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

		(1)	First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-10-035864, filed on April 19, 2010, and incorporated by reference herein.

		(2)	Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

		(3)	Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

	(h)	Form of Franklin Templeton Services, LLC Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

		(1)	First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-10-035864, filed on April 19, 2010, and incorporated by reference herein.

		(2)	Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001193125-12-503037 filed on December 14, 2012 and incorporated by reference herein.

		(3)	Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001193125-12-503037 filed on December 14, 2012 and incorporated by reference herein.

		(4)	Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

	(i)	Form of AIM Variable Insurance Funds Participation Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000892569-08-001549, filed on December 4, 2008, and incorporated by reference herein.

		(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-12-006436 filed on April 24, 2012, and incorporated by reference herein.

	(j)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 033- 32704, Accession No. 0000892569-08-001549, filed on December 4, 2008, and incorporated by reference herein.

	(k)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 033- 32704, Accession No. 0000892569-08-001549, filed on December 4, 2008, and incorporated by reference herein.

	(l)	Form of GE Investments Funds, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000892569-08-001549, filed on December 4, 2008, and incorporated by reference herein.

		(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-10-035864, filed on April 19, 2010, and incorporated by reference herein.

		(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

		(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

	(m)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-10-035864, filed on April 19, 2010, and incorporated by reference herein.

	(n)	Form of Van Kampen Life Investment Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 033- 32704, Accession No. 0000892569-08-001549, filed on December 4, 2008, and incorporated by reference herein.

	(o)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000892569-08-001549, filed on December 4, 2008, and incorporated by reference herein.

	(p)	Form of Van Kampen Asset Management Administrative Services Letter Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000892569-08-001549, filed on December 4, 2008, and incorporated by reference herein.

	(q)	Form of GE Investments Funds, Inc. Investor Services Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-10-035864, filed on April 19, 2010, and incorporated by reference herein.

		(1)	First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-10-035864, filed on April 19, 2010, and incorporated by reference herein.

		(2)	Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473, filed on August 15, 2014, and incorporated by reference herein.

	(r)	Form of PIMCO Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-10-035864, filed on April 19, 2010, and incorporated by reference herein.

		(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-11-036768 filed on April 19, 2011, and incorporated by reference herein.

		(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-11-036768 filed on April 19, 2011, and incorporated by reference herein.

	(s)	Form of Allianz Global Investors Distributors LLC Selling Agreement; Included in Registrant’s Form N-4, File No. 033- 32704, Accession No. 0000950123-10-035864, filed on April 19, 2010, and incorporated by reference herein.

	(t)	Form of PIMCO LLC Services Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-10-035864, filed on April 19, 2010, and incorporated by reference herein.

		(1)	First Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001193125-12-503037 filed on December 14, 2012 and incorporated by reference herein.

		(2)	Second Amendment to Services Agreement; Included in Registrant’s Form N-4, file No. 33-32704, Accession No. 0001193125-14-142421 filed on April 14, 2014, and incorporated by reference herein.

	(u)	Form of MFS Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

		(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

		(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-11-036768 filed on April 19, 2011, and incorporated by reference herein.

	(v)	Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0000950123-10-036181 filed on April 20, 2010, and incorporated by reference herein.

	(w)	Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-12-006436 filed on April 24, 2012, and incorporated by reference herein.

		(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-12-006436 filed on April 24, 2012, and incorporated by reference herein.

		(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-12-006436 filed on April 24, 2012, and incorporated by reference herein.

	(x)	Service Contract with Fidelity Distributors Corporation; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-12-006436 filed on April 24, 2012, and incorporated by reference herein.

		(1)	Amendment to Service Contract; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-12-006436 filed on April 24, 2012, and incorporated by reference herein.

	(y)	Participation Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-12-006436 filed on April 24, 2012, and incorporated by reference herein.

		(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 33-32704, Accession No. 0001193125-14-142421 filed on April 14, 2014, and incorporated by reference herein.

	(z)	Administrative Services Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-12-006436 filed on April 24, 2012, and incorporated by reference herein.

		(1)	First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 33-32704, Accession No. 0001193125-14-142421 filed on April 14, 2014, and incorporated by reference herein.

		(2)	Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

	(aa)	Support Agreement with First Trust Advisors L.P.; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000950123-12-006436 filed on April 24, 2012, and incorporated by reference herein.

		(1)	First Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 33-32704, Accession No. 0001193125-14-142421 filed on April 14, 2014, and incorporated by reference herein.

	(bb)	Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

	(cc)	Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001193125-12-503037 filed on December 14, 2012 and incorporated by reference herein.

	(dd)	Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001193125-12-503037 filed on December 14, 2012 and incorporated by reference herein.

	(ee)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(ff)	Administrative Services Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(gg)	Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333- 168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(hh)	Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(ii)	Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(jj)	Form of Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001193125-12-503037 filed on December 14, 2012 and incorporated by reference herein.

(1) First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001193125-12-503037 filed on December 14, 2012 and incorporated by reference herein.

	(kk)	Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033- 21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001193125-12-503037 filed on December 14, 2012 and incorporated by reference herein.

	(ll)	Service Agreement with Van Eck Securities Corporation; Included in Registrant’s Form N-6, File No. 333-118913, Accession No. 0000892569-05-000054 filed on February 10, 2005, and incorporated by reference herein.

(1) First Amendment to Service Agreement; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0001193125-12-503037 filed on December 14, 2012 and incorporated by reference herein.

	(mm)	Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 33-32704, Accession No. 0001193125-13-399448 filed on October 15, 2013, and incorporated by reference herein.

(1) First Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No. 33-32704, Accession No. 0001193125-14-142421 filed on April 14, 2014, and incorporated by reference herein.

	(nn)	Business Agreement with American Funds; Included in Registrant’s Form N-4, File No. 33-32704, Accession No. 0001193125-13-399448 filed on October 15, 2013, and incorporated by reference herein.

	(oo)	Participation Agreement with Ivy Funds Variable Insurance Portfolios; included in Registrant’s Form N-4, File No. 33-32704, Accession No. 0001193125-14-142421 filed on April 14, 2014, and incorporated by reference herein.

	(pp)	Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed on August 15, 2014, and incorporated by reference herein.

9.	Opinion and Consent of legal officer of Pacific Mutual as to the legality of Contracts being registered; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

10.	(a)	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors; Included in Registrant’s Form N-4, File No. 33-32704, Accession No. 0001193125-14-142421 filed on April 14, 2014, and incorporated by reference herein.

	(b)	Consent of Dechert Price & Rhoads; Included in Registrant’s Form N-4, File No. 033-32704, Accession No. 0000898430- 001024 filed on March 28, 1996 and incorporated by reference herein.

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney; Included in Registrant’s Form N-4, File No. 333-184973, Accession No. 0000950123-13-000795 filed on February 5, 2013, and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
James T. Morris	Director, Chairman and Chief Executive Officer

Khanh T. Tran	Director and President

Adrian S. Griggs	Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Jane M. Guon	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Joseph W. Krum	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STR UCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P.	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Glenoaks Golf Club, LLC	Delaware	100
Polo Fields Golf Club, LLC	Delaware	100
Ridgeview Owner LLC	Delaware	100
PL Regatta Member, LLC	Delaware	100
Regatta Apartments Investors, LLC	Delaware	90
Pacific Asset Loan LLC	Delaware	100
PL Vintage Park Member, LLC	Delaware	100
PL Broadstone Avena Member, LLC	Delaware	100
Broadstone Avena Investors, LLC	Delaware	90
PAR Industrial LLC	Delaware	100
GW Member LLC	Delaware	100
GW Apartments LLC	Delaware	90
PL Sierra Member, LLC	Delaware	100
Sierra at Fall Creek Apartments Investors, LLC	Delaware	90
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Asset Advisors LLC	Delaware	100
Pacific Private Fund Advisors LLC	Delaware	100
Pacific Absolute Return Strategies GP LLC #	Delaware	100
Pacific Private Equity I GP LLC #	Delaware	100
Pacific Multi-Strategy GP LLC #	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
PAM Bank Loan GP LLC #	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Global Advisors LLC	Delaware	100
PGA Multi-Strategy Liquid Alternatives GP, LLC #	Delaware	100
Pacific Services Canada Limited	Canada	100
Pacific Life Reinsurance Company II Limited	Barbados	100
Pacific Baleine Reinsurance Company	Vermont	100
Pacific Private Equity Incentive Allocation LLC	Delaware	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Acquisition 4658 LLC	Delaware	100
ACG Acquisition 4913 LLC	Delaware	100
ACG Acquisition 4941 LLC	Delaware	100
ACG Acquisition 4942 LLC	Delaware	100
ACG Acquisition 4891 LLC	Delaware	100
ACG Acquisition 5063 LLC	Delaware	100
ACG Acquisition 5136 LLC	Delaware	100
ACG Acquisition 38105 LLC	Delaware	100
ACG Acquisition 38106 LLC	Delaware	100
ACG Acquisition 4864 LLC	Delaware	100
ACG Acquisition 5096 LLC	Delaware	100
ACG Acquisition 5193 LLC	Delaware	100
ACG Acquisition 5278 LLC	Delaware	100
ACG Acquisition 5299 LLC	Delaware	100

ACG Acquisition 38884 LLC	Delaware	100
ACG Acquisition 38885 LLC	Delaware	100
ACG Acquisition 39891 LLC	Delaware	100
ACG Acquisition 40547 LLC	Delaware	100
ACG ECA Ireland Limited	Ireland	100
ACG Bermuda Leasing Limited	Bermuda	100
ACG Acquisition BR 2012-10A LLC	Delaware	100
ACG Acquisition BR 2012-10B LLC	Delaware	100
ACG Acquisition BR 2012-11 LLC	Delaware	100
ACG Acquisition BR 2013-02 LLC	Delaware	100
ACG Acquisition 2688 LLC	Delaware	100
ACG Acquisition 5661 LLC	Delaware	100
ACG Acquisition 38881 LLC	Delaware	100
ACG Acquisition 39886 LLC	Delaware	100
ACG Acquisition 299495 LLC	Delaware	100
ACG Acquisition 5527 LLC	Delaware	100
ACG Acquisition 5446 LLC	Delaware	100
ACG Acquisition 5716 LLC	Delaware	100
ACG Acquisition 40544 LLC	Delaware	100
ACG Acquisition 39887 LLC	Delaware	100
ACG Acquisition 299496 LLC	Delaware	100
ACG Acquisition 5754 LLC	Delaware	100
ACG Acquisition 5841 LLC	Delaware	100
San Miguel Leasing Cayman Limited	Cayman Islands	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition (Bermuda) Ltd.	Bermuda	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004-1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services LLC	Delaware	100
Boullioun Aircraft Holding Company LLC	Delaware	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG ECA Bermuda Limited	Bermuda	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
ACG Acquisition 30277 LLC	Delaware	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
Aviation Capital Group Singapore Pte. Ltd.	Singapore	100
ACG International Ltd.	Bermuda	100
ACG Acquisition 2004-1 Ireland Limited	Ireland	100

ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG ECA Singapore Pte. Ltd.	Delaware	100
ACG Capital Partners Singapore Pte. Ltd.	Singapore	50
ACGCPS 2011 Pte. Ltd.	Singapore	100
ACG Capital Partners Bermuda Limited	Bermuda	100
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Capital Partners LLC	Delaware	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
ACG Acquisition 29677 LLC	Delaware	100
CIAF Leasing	Egypt	10
CIAF Leasing 1 Limited	Ireland	100
Pacific Asset Funding, LLC	Delaware	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re (Australia) Pty Limited	Australia	100
Pacific Life Re Holdings Limited	U.K.	100
Pacific Life Re Services Limited	U.K.	100
Pacific Life Re Limited	U.K.	100
UnderwriteMe Limited	U.K.	51
UnderwriteMe Technology Solutions Limited	U.K.	100
Pacific Life Reinsurance (Barbados) Ltd.	Barbados	100
Pacific Alliance Excess Reinsurance Company	Vermont	100
Pacific Annuity Reinsurance Company	Arizona	100

# = Abbreviated structure

Item 27. Number of Contractholders

Pacific Select Variable Annuity—Approximately	5,592	Qualified
	8,090	Non-Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, COLI VI Separate Account, COLI X Separate Account, COLI XI Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program and the provisions of paragraphs (a)-(d) of the Rule have been complied with.

(c) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 60 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 15th day of October, 2014.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT (Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)
By:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 60 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, Chairman and Chief Executive Officer	October 15, 2014

Khanh T. Tran*	Director and President	October 15, 2014

Adrian S. Griggs*	Executive Vice President and Chief Financial Officer	October 15, 2014

Sharon A. Cheever*	Director, Senior Vice President and General Counsel	October 15, 2014

Jane M. Guon*	Director, Vice President and Secretary	October 15, 2014

Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	October 15, 2014

Brian D. Klemens*	Vice President and Controller	October 15, 2014

Dewey P. Bushaw*	Executive Vice President	October 15, 2014

Joseph W. Krum*	Vice President and Treasurer	October 15, 2014

*By:	/s/ SHARON A. CHEEVER Sharon A. Cheever as attorney-in-fact	October 15, 2014

(Powers of Attorney are contained in Pre-Effective Amendment No. 1 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-184973, Accession No. 0000950123-13-000795, filed on February 5, 2013, as Exhibit 13).